FFC-1 P2, P4

09/13

SUPPLEMENT DATED SEPTEMBER 1, 2013

TO THE SUMMARY PROSPECTUS DATED MAY 1, 2013

OF

FRANKLIN FLEX CAP GROWTH SECURITIES Fund

(A series of Franklin Templeton Variable Insurance Products Trust)

The summary prospectus is amended as follows:

The "Portfolio Managers" section on page FFC-S4 is revised to read as follows:

Portfolio Managers

CONRAD B. HERRMANN, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2005).

MATTHEW J. MOBERG, CPA   Vice President of Advisers and portfolio manager of the Fund since inception (2005).

ROBERT STEVENSON, CFA   Portfolio Manager and Research Analyst of Advisers and portfolio manager of the Fund since September 2013.

Please keep this supplement for future reference.

FFC-2 P2, P4

09/13

SUPPLEMENT DATED SEPTEMBER 1, 2013

TO THE PROSPECTUS DATED MAY 1, 2013

OF

FRANKLIN FLEX CAP GROWTH SECURITIES Fund

(A series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I. The Fund Summary "Portfolio Managers" section on page FFC-S4 is revised to read as follows:

Portfolio Managers

CONRAD B. HERRMANN, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2005).

MATTHEW J. MOBERG, CPA   Vice President of Advisers and portfolio manager of the Fund since inception (2005).

ROBERT STEVENSON, CFA   Portfolio Manager and Research Analyst of Advisers and portfolio manager of the Fund since September 2013.

II. For the Fund Details “Management” section disclosure concerning the portfolio management team beginning on page FFC-D4 is revised to read as follows:

The Fund is managed by a team of dedicated professionals focused on investments in sectors believed to have growth potential. The portfolio managers of the team are as follows:

CONRAD B. HERRMANN, CFA Senior Vice President of Advisers

Mr. Herrmann has been the lead portfolio manager of the Fund since its inception (2005). He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1989.

MATTHEW J. MOBERG, CPA Vice President of Advisers

Mr. Moberg has been a portfolio manager of the Fund since its inception (2005), providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1998.

ROBERT STEVENSON, CFA Portfolio Manager and Research Analyst of Advisers

Mr. Stevenson has been a portfolio manager of the Fund since September 2013, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2004.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please keep this supplement for future reference.